Private Wealth Management Inc.
Form 13F - Settled Trades
Discretionary Assets
September 30, 2006








Column 1
Column 2
Column 3
Column 4
Column 5
Column 6
Column 7
Column 8
Name of Issuer
Title of Class
CUSIP
Value
Shares
Investment Discretion
Other Managers
Voting Authority
Exxon Mobil Corp

30231G102
  8,003,740
  119,281
Partial
Shares
Exxon Mobil Corp

30231G102
 (5,399,336)
  (80,467)
None

None



 13,403,076
   38,814
Full
None
Sole
Marriott Int'l Inc

571903202
 12,717,582
  329,130
Partial
Shared
Less: David Marriott

571903202
 (5,383,170)
 (139,316)
None

None
Less: Judith Marriott

571903202
 (5,922,399)
 (174,585)
None

None



  1,412,013
   15,229
FULL
NONE
SOLE








3M
U.S. Large Cap
88579Y101
    204,818
    2,752
FULL
NONE
SOLE
Abbott Laboratories
U.S. Large Cap
002824100
  1,893,585
   38,995
FULL
NONE
SOLE
Advanced Micro Devices
U.S. Large Cap
007903107
    310,252
   12,485
FULL
NONE
SOLE
Agilent Technologies
U.S. Large Cap
00845u101
    696,493
   21,306
FULL
NONE
SOLE
Allergan Inc
U.S. Large Cap
018490102
    225,220
    2,000
FULL
NONE
SOLE
Allstate Corp
U.S. Large Cap
020002101
    214,897
    3,426
FULL
NONE
SOLE
American Standard Companies Inc
U.S. Large Cap
029712106
    615,406
   14,663
FULL
NONE
SOLE
Amerisource Bergen Corp
U.S. Large Cap
03073E105
  2,377,197
   52,593
FULL
NONE
SOLE
AMGEN Incorporated
U.S. Large Cap
031162100
  2,780,657
   38,874
FULL
NONE
SOLE
Applied Materials Inc
U.S. Large Cap
038222105
    489,726
   27,621
FULL
NONE
SOLE
Archer Daniels Midland Corp.
U.S. Large Cap
39483102
  2,020,147
   53,330
FULL
NONE
SOLE
AT&T Corp
U.S. Large Cap
00206r102
  1,123,081
   34,493
FULL
NONE
SOLE
Auto Data Processing
U.S. Large Cap
053015103
    273,531
    5,778
FULL
NONE
SOLE
Bank of America Corp.
U.S. Large Cap
060505104
  3,189,251
   59,534
FULL
NONE
SOLE
Baxter International Inc
U.S. Large Cap
071813109
  1,998,331
   43,958
FULL
NONE
SOLE
Becton Dickinson & Co
U.S. Large Cap
75887109
    928,566
   13,139
FULL
NONE
SOLE
BellSouth Corp.
U.S. Large Cap
079860102
    364,752
    8,532
FULL
NONE
SOLE
Best Buy Inc
U.S. Large Cap
086516101
  1,507,146
   28,139
FULL
NONE
SOLE
BJ Services Co.
U.S. Large Cap
055482103
    392,293
   13,020
FULL
NONE
SOLE
Boston Scientific Corp
U.S. Large Cap
101137107
    410,570
   27,760
FULL
NONE
SOLE
Bristol-Myers Squibb Co
U.S. Large Cap
110122108
  2,357,893
   94,618
FULL
NONE
SOLE
Capital One Financial
U.S. Large Cap
14040H105
  1,524,216
   19,377
FULL
NONE
SOLE
Caterpillar Inc
U.S. Large Cap
149123101
    242,224
    3,681
FULL
NONE
SOLE
Centex Corp
U.S. Large Cap
152312104
    610,392
   11,600
FULL
NONE
SOLE
Charles Schwab Corp
U.S. Large Cap
808513105
    247,112
   13,797
FULL
NONE
SOLE
ChevronTexaco Corp
U.S. Large Cap
166764100
  2,602,701
   40,128
FULL
NONE
SOLE
CIGNA Corp
U.S. Large Cap
125509109
  1,125,052
    9,672
FULL
NONE
SOLE
CISCO Systems Inc.
U.S. Large Cap
17275R102
  2,890,769
  125,795
FULL
NONE
SOLE
CIT Group Inc
U.S. Large Cap
125581108
    958,773
   19,716
FULL
NONE
SOLE
CitiGroup
U.S. Large Cap
172967101
  2,858,282
   57,545
FULL
NONE
SOLE
Computer Sciences Corp
U.S. Large Cap
205363104
    998,069
   20,319
FULL
NONE
SOLE
ConocoPhillips
U.S. Large Cap
20825C104
  2,457,113
   41,275
FULL
NONE
SOLE
Costco Wholesale Corp
U.S. Large Cap
22160K105
  1,795,339
   36,138
FULL
NONE
SOLE
Deere & Co
U.S. Large Cap
244199105
  2,115,035
   25,206
FULL
NONE
SOLE
Dell Inc.
U.S. Large Cap
24702R101
  1,713,160
   75,007
FULL
NONE
SOLE
Dow Chemical Company
U.S. Large Cap
260543103
  2,067,052
   53,029
FULL
NONE
SOLE
Ebay Inc
U.S. Large Cap
278642103
  1,088,684
   38,388
FULL
NONE
SOLE
Electronic Arts Inc
U.S. Large Cap
285512109
    280,764
    5,028
FULL
NONE
SOLE
Eli Lilly & Co
U.S. Large Cap
532457108
    355,575
    6,238
FULL
NONE
SOLE
FedEx Corp.
U.S. Large Cap
31428X106
  2,277,796
   20,959
FULL
NONE
SOLE
First Data Corp
U.S. Large Cap
319963104
    498,694
   11,874
FULL
NONE
SOLE
Fisher Scientific International
U.S. Large Cap
338032204
    837,950
   10,710
FULL
NONE
SOLE
Gannett Co Inc
U.S. Large Cap
364730101
    424,928
    7,477
FULL
NONE
SOLE
General Electric Company
U.S. Large Cap
369604103
  6,822,073
  193,260
FULL
NONE
SOLE
Genworth Financial
U.S. Large Cap
37247d106
  1,284,493
   36,689
FULL
NONE
SOLE
Hewlett-Packard Co
U.S. Large Cap
438516106
  1,912,781
   52,134
FULL
NONE
SOLE
Home Depot Inc.
U.S. Large Cap
437076102
  1,997,029
   55,060
FULL
NONE
SOLE
Intel Corp
U.S. Large Cap
458140100
  6,327,058
  307,587
FULL
NONE
SOLE
International Business Machines Corp.
U.S. Large Cap
459200101
  2,566,064
   31,316
FULL
NONE
SOLE
International Paper Co
U.S. Large Cap
460146103
    956,882
   27,632
FULL
NONE
SOLE
Intuit Inc
U.S. Large Cap
461202103
  2,279,032
   71,020
FULL
NONE
SOLE
J.P. Morgan Chase
U.S. Large Cap
46625H100
  2,937,062
   62,544
FULL
NONE
SOLE
Johnson & Johnson
U.S. Large Cap
478160104
  3,181,702
   48,994
FULL
NONE
SOLE
Johnson Controls Inc
U.S. Large Cap
478366107
    337,304
    4,702
FULL
NONE
SOLE
KeyCorp
U.S. Large Cap
493267108
    879,506
   23,491
FULL
NONE
SOLE
Kimberly-Clark Corp
U.S. Large Cap
494368103
  2,015,116
   30,831
FULL
NONE
SOLE
Kroger Co
U.S. Large Cap
501044101
    814,065
   35,180
FULL
NONE
SOLE
Lehman Bros Holdings Inc
U.S. Large Cap
524908100
  2,817,867
   38,151
FULL
NONE
SOLE
Lockheed Martin Corp
U.S. Large Cap
539830109
  2,254,935
   26,202
FULL
NONE
SOLE
M B I A Inc
U.S. Large Cap
55262100
  1,553,277
   25,281
FULL
NONE
SOLE
Marathon Oil Corp
U.S. Large Cap
565849106
  1,504,550
   19,565
FULL
NONE
SOLE
Masco Corp
U.S. Large Cap
574599106
    856,601
   31,240
FULL
NONE
SOLE
McKesson Corp
U.S. Large Cap
58155q103
    444,535
    8,432
FULL
NONE
SOLE
Medtronic Inc
U.S. Large Cap
58505516
    442,921
    9,537
FULL
NONE
SOLE
Merrill Lynch & Co Inc
U.S. Large Cap
590188108
  2,067,000
   26,425
FULL
NONE
SOLE
Metlife Inc
U.S. Large Cap
59156R108
  2,172,652
   38,332
FULL
NONE
SOLE
Microsoft Corp.
U.S. Large Cap
594918104
  3,517,399
  128,607
FULL
NONE
SOLE
Morgan Stanley
U.S. Large Cap
617446448
    613,625
    8,416
FULL
NONE
SOLE
Motorola Inc
U.S. Large Cap
620076109
  2,410,450
   96,418
FULL
NONE
SOLE
National City Corp
U.S. Large Cap
635405103
  1,110,481
   30,341
FULL
NONE
SOLE
Nationwide Financial Services
U.S. Large Cap
638612101
    529,980
   11,018
FULL
NONE
SOLE
Newell Co Holding Inc
U.S. Large Cap
651229106
    264,197
    9,329
FULL
NONE
SOLE
Northrop Grumman Corp
U.S. Large Cap
666807102
  1,482,605
   21,781
FULL
NONE
SOLE
Omnicom Group Inc
U.S. Large Cap
681919106
  2,183,437
   23,327
FULL
NONE
SOLE
Oracle Corp
U.S. Large Cap
68389X105
  1,426,793
   80,428
FULL
NONE
SOLE
Pepsico Inc.
U.S. Large Cap
713448108
  4,148,884
   63,575
FULL
NONE
SOLE
Pfizer Incorporated
U.S. Large Cap
717081103
  2,525,434
   89,049
FULL
NONE
SOLE
PNC Bank Corp
U.S. Large Cap
693475105
    251,584
    3,473
FULL
NONE
SOLE
Principal Financial Group
U.S. Large Cap
74251V102
    545,301
   10,046
FULL
NONE
SOLE
Procter & Gamble Co.
U.S. Large Cap
742718109
  2,827,672
   45,622
FULL
NONE
SOLE
Prudential Financial Inc
U.S. Large Cap
744320102
    475,953
    6,242
FULL
NONE
SOLE
Regions Financial Corp
U.S. Large Cap
7591EP100
  1,673,504
   45,488
FULL
NONE
SOLE
RR Donnelley & Sons Co
U.S. Large Cap
257867101
  1,221,522
   37,061
FULL
NONE
SOLE
Smith International
U.S. Large Cap
832110100
  1,933,293
   49,827
FULL
NONE
SOLE
Sprint Nextel Corp.
U.S. Large Cap
852061100
  1,319,232
   76,923
FULL
NONE
SOLE
St. Paul Travelers Companies Inc
U.S. Large Cap
792860108
  1,303,636
   27,802
FULL
NONE
SOLE
Stryker Corp
U.S. Large Cap
863667101
    233,103
    4,701
FULL
NONE
SOLE
Suncor Energy Inc
U.S. Large Cap
867229106
    237,765
    3,300
FULL
NONE
SOLE
Sunoco Inc
U.S. Large Cap
86764P109
    816,765
   13,133
FULL
NONE
SOLE
SunTrust Banks Inc
U.S. Large Cap
867914103
  1,194,204
   15,453
FULL
NONE
SOLE
Symantec Corp
U.S. Large Cap
871503108
    637,379
   29,952
FULL
NONE
SOLE
Target Corp
U.S. Large Cap
87612E106
  2,785,646
   50,419
FULL
NONE
SOLE
Texas Instruments Inc
U.S. Large Cap
992508104
  1,949,634
   58,636
FULL
NONE
SOLE
Textron Incorporated
U.S. Large Cap
883203101
  2,151,787
   24,592
FULL
NONE
SOLE
Time Warner Inc
U.S. Large Cap
887317105
    784,769
   43,048
FULL
NONE
SOLE
TJX Companies Inc
U.S. Large Cap
872540109
  1,607,282
   57,342
FULL
NONE
SOLE
United Parcel Services B
U.S. Large Cap
911312106
    324,410
    4,509
FULL
NONE
SOLE
United Technologies Corp
U.S. Large Cap
913017109
    980,905
   15,484
FULL
NONE
SOLE
Valero Energy
U.S. Large Cap
91913Y100
  2,161,291
   41,991
FULL
NONE
SOLE
Verizon Communications
U.S. Large Cap
92343V104
  2,580,646
   69,503
FULL
NONE
SOLE
Wachovia Corp
U.S. Large Cap
929903102
  2,200,604
   39,437
FULL
NONE
SOLE
Walgreen Company
U.S. Large Cap
931422109
    770,505
   17,358
FULL
NONE
SOLE
Wal-Mart Stores Inc.
U.S. Large Cap
931142103
  2,551,769
   51,739
FULL
NONE
SOLE
Walt Disney Holding Co
U.S. Large Cap
254687106
  3,045,595
   98,531
FULL
NONE
SOLE
Washington Mutual Inc
U.S. Large Cap
939322103
  1,906,143
   43,850
FULL
NONE
SOLE
Wells Fargo & Co.
U.S. Large Cap
949746101
  1,470,342
   40,640
FULL
NONE
SOLE
Weyerhaeuser Co
U.S. Large Cap
962166104
    231,045
    3,755
FULL
NONE
SOLE
Whirlpool Corp
U.S. Large Cap
963320106
    705,683
    8,390
FULL
NONE
SOLE
Wyeth
U.S. Large Cap
983024100
  2,099,176
   41,290
FULL
NONE
SOLE
Yum Brands Inc
U.S. Large Cap
988498101
    290,913
    5,589
FULL
NONE
SOLE